Fees and Expenses	Jul. 31, 2024
ESG Diversified Portfolio
Prospectus [Line Items]
Expense Narrative [Text Block]	ESG Diversified Portfolio – The Annual Fund Operating Expenses subsection is deleted and replaced with the following:
Expenses Restated to Reflect Current [Text]	Expense information has been restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.20%	0.20%
Service Fee	0.20%	0.00%
Other Expenses	0.26%	0.25%
Acquired Fund Fees and Expenses[2]	0.27%	0.27%
Total Annual Fund Operating Expenses	0.93%	0.72%
Less Expense Reimbursement[3]	(0.16%)	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.77%	0.57%

[1] Expense information has been restated to reflect current fees.

[2] Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

[3] The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% through April 30, 2025. This agreement will automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. Prior to the renewal period, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.

Expense Example Narrative [Text Block]	In the Examples subsection, the table is deleted and replaced with the following:
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$79	$280	$499	$1,128
Class P	$58	$215	$386	$880

ESG Diversified Growth Portfolio
Prospectus [Line Items]
Expense Narrative [Text Block]	ESG Diversified Growth Portfolio – The Annual Fund Operating Expenses subsection is deleted and replaced with the following:
Expenses Restated to Reflect Current [Text]	Expense information has been restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.20%	0.20%
Service Fee	0.20%	0.00%
Other Expenses	0.47%	0.46%
Acquired Fund Fees and Expenses[2]	0.25%	0.25%
Total Annual Fund Operating Expenses	1.12%	0.91%
Less Expense Reimbursement[3]	(0.37%)	(0.36%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.75%	0.55%

[1] Expense information has been restated to reflect current fees.

[2] Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

[3] The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% through April 30, 2025. This agreement will automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. Prior to the renewal period, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.

Expense Example Narrative [Text Block]	In the Examples subsection, the table is deleted and replaced with the following:
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$77	$319	$581	$1,330
Class P	$56	$254	$469	$1,086